UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Automobiles & Components — 0.1%
7,000	Autoliv, Inc.(a)	$129,990
1,400	BorgWarner, Inc.	28,420
10,200	Gentex Corp.	101,592

		260,002

Banks — 2.2%
6,000	Associated Banc-Corp	92,640
4,700	BancorpSouth, Inc.	97,948
7,800	Bank of Hawaii Corp.	257,244
144,400	CapitalSource, Inc.	176,168
1,800	City National Corp.	60,786
15,780	First Horizon National Corp.	169,480
6,400	Fulton Financial Corp.	42,432
137,900	MGIC Investment Corp.	195,818
5,700	New York Community Bancorp, Inc.	63,669
15,700	Popular, Inc.	34,226
8,800	Synovus Financial Corp.	28,600
9,700	TCF Financial Corp.	114,072
60,600	U.S. Bancorp	885,366
16,500	Valley National Bancorp	204,105
2,600	Washington Federal, Inc.	34,554
6,400	Webster Financial Corp.	27,200
106,400	Wells Fargo & Co.	1,515,136
4,200	Whitney Holding Corp.	48,090
4,100	Wilmington Trust Corp.	39,729

		4,087,263

Capital Goods — 6.8%
21,200	3M Co.	1,054,064
2,000	AGCO Corp.*	39,200
3,500	BE Aerospace, Inc.*	30,345
2,800	Bucyrus International, Inc.	42,504
33,250	Caterpillar, Inc.(a)	929,670
6,500	Crane Co.	109,720
26,700	Emerson Electric Co.	763,086
1,200	First Solar, Inc.*	159,240
3,900	Foster Wheeler AG*	68,133
21,100	GATX Corp.	426,853
1,600	General Cable Corp.*	31,712
267,350	General Electric Co.(a)	2,702,909
20,800	Graco, Inc.	355,056
2,900	Harsco Corp.	64,293
29,300	Honeywell International, Inc.	816,298
3,500	Joy Global, Inc.	74,550
2,100	KBR, Inc.	29,001
2,300	Kennametal, Inc.	37,283
10,200	Lockheed Martin Corp.	704,106
2,700	McDermott International, Inc.*	36,153
10,700	Oshkosh Corp.	72,118
2,100	Pentair, Inc.	45,507
3,200	Quanta Services, Inc.*	68,640
6,800	Spirit Aerosystems Holdings, Inc. Class A*	67,796
7,600	SPX Corp.	357,276
2,200	SunPower Corp. Class A*	52,316
3,600	Terex Corp.*	33,300
29,150	The Boeing Co.	1,037,157
3,000	The Shaw Group, Inc.*	82,230
2,400	Thomas & Betts Corp.*	60,048

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
4,000	Timken Co.	$55,840
4,500	Trinity Industries, Inc.	41,130
16,300	Tyco International Ltd.	318,828
23,000	United Rentals, Inc.*	96,830
33,650	United Technologies Corp.	1,446,277
800	URS Corp.*	32,328
19,100	USG Corp.*	145,351
2,100	Valmont Industries, Inc.	105,441

		12,592,589

Commercial & Professional Services — 0.7%
17,200	Manpower, Inc.	542,316
57,900	Steelcase, Inc. Class A	290,079
33,300	The Corporate Executive Board Co.	482,850

		1,315,245

Consumer Durables & Apparel — 2.1%
1,600	Garmin Ltd.	33,936
5,800	Hanesbrands, Inc.*	55,506
5,000	Jarden Corp.*	63,350
7,100	M.D.C. Holdings, Inc.	221,094
6,100	Mohawk Industries, Inc.*	182,207
70,500	NIKE, Inc. Class B	3,305,745
6,900	Toll Brothers, Inc.*	125,304

		3,987,142

Consumer Services — 1.0%
7,800	Boyd Gaming Corp.	29,094
4,300	Brinker International, Inc.	64,930
400	ITT Educational Services, Inc.*	48,568
8,900	Las Vegas Sands Corp.*	26,789
22,600	McDonald’s Corp.	1,233,282
27,600	Orient-Express Hotels Ltd. Class A	113,160
5,600	Penn National Gaming, Inc.*	135,240
7,700	Royal Caribbean Cruises Ltd.	61,677
28,500	Service Corp. International	99,465
4,200	Weight Watchers International, Inc.	77,910

		1,890,115

Diversified Financials — 6.0%
4,000	Affiliated Managers Group, Inc.*	166,840
71,300	Allied Capital Corp.	113,367
79,400	American Capital Ltd.	148,478
54,700	AmeriCredit Corp.*	320,542
186,781	Bank of America Corp.(a)(b)	1,273,846
2,100	BlackRock, Inc.	273,084
9,100	Eaton Vance Corp.	207,935
13,600	Jefferies Group, Inc.	187,680
160,650	JPMorgan Chase & Co.(a)	4,270,077
27,900	MF Global Ltd.*	118,017
60,400	Morgan Stanley	1,375,308
12,900	Raymond James Financial, Inc.	254,130
10,700	SEI Investments Co.	130,647
35,000	TD Ameritrade Holding Corp.*	483,350
46,000	The Bank of New York Mellon Corp.	1,299,500
5,500	The Student Loan Corp.	238,920
13,500	Waddell & Reed Financial, Inc. Class A	243,945

		11,105,666

Energy — 14.3%
13,500	Apache Corp.	865,215

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
68,900	Chevron Corp.(a)(b)	$4,632,836
91,050	ConocoPhillips	3,565,518
1,100	Continental Resources, Inc.*	23,331
14,900	Devon Energy Corp.	665,881
128,200	Exxon Mobil Corp.(a)(b)	8,730,420
119,200	Halliburton Co.	1,844,024
70,800	Marathon Oil Corp.	1,861,332
32,700	Occidental Petroleum Corp.	1,819,755
37,900	Schlumberger Ltd.	1,539,498
37,200	XTO Energy, Inc.	1,139,064

		26,686,874

Food & Staples Retailing — 4.1%
72,650	CVS/Caremark Corp.	1,997,148
110,500	Walgreen Co.	2,868,580
51,900	Wal-Mart Stores, Inc.	2,703,990

		7,569,718

Food, Beverage & Tobacco — 5.2%
88,750	Altria Group, Inc.(a)	1,421,775
2,400	Bunge Ltd.	135,960
9,700	Central European Distribution Corp.*	104,372
51,591	Kraft Foods, Inc. Class A	1,149,963
42,500	PepsiCo, Inc.	2,187,900
56,650	Philip Morris International, Inc.	2,015,607
2,800	Smithfield Foods, Inc.*	26,488
62,350	The Coca-Cola Co.	2,740,283

		9,782,348

Health Care Equipment & Services — 2.1%
14,200	Baxter International, Inc.	727,324
10,400	Brookdale Senior Living, Inc.	52,520
6,400	Community Health Systems, Inc.*	98,176
16,500	Health Management Associates, Inc. Class A*	42,570
10,500	Health Net, Inc.*	152,040
6,000	Hologic, Inc.*	78,540
1,700	Inverness Medical Innovations, Inc.*	45,271
3,600	LifePoint Hospitals, Inc.*	75,096
1,000	Mednax, Inc.*	29,470
45,100	Medtronic, Inc.	1,329,097
3,400	Omnicare, Inc.	83,266
2,600	Teleflex, Inc.	101,634
41,250	UnitedHealth Group, Inc.	863,362
3,800	Universal Health Services, Inc. Class B	145,692
1,700	VCA Antech, Inc.*	38,335

		3,862,393

Household & Personal Products — 2.6%
14,200	Colgate-Palmolive Co.	837,516
14,000	Kimberly-Clark Corp.	645,540
72,300	The Procter & Gamble Co.	3,404,607

		4,887,663

Insurance — 1.9%
5,400	ACE Ltd.	218,160
39,700	Ambac Financial Group, Inc.	30,966
34,000	American Financial Group, Inc.	545,700
4,700	American National Insurance Co.	246,327
2,200	Axis Capital Holdings Ltd.	49,588

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
7,700	CNA Financial Corp.	$70,532
1,300	Endurance Specialty Holdings Ltd.	32,422
2,300	First American Corp.	60,973
2,700	HCC Insurance Holdings, Inc.	68,013
200	Markel Corp.*	56,776
28,100	MetLife, Inc.	639,837
8,700	Old Republic International Corp.	94,134
7,500	OneBeacon Insurance Group Ltd. Class A	72,450
6,100	Protective Life Corp.	32,025
6,800	Reinsurance Group of America, Inc.	220,252
3,200	StanCorp Financial Group, Inc.	72,896
22,200	The Travelers Companies, Inc.	902,208
3,500	Unitrin, Inc.	48,930
600	White Mountains Insurance Group Ltd.	103,146
1,600	Willis Group Holdings Ltd.	35,200

		3,600,535

Materials — 3.2%
4,500	Ashland, Inc.	46,485
3,500	Cabot Corp.	36,785
2,800	Cliffs Natural Resources, Inc.	50,848
50,700	Commercial Metals Co.	585,585
20,600	Cytec Industries, Inc.	309,412
33,600	E.I. du Pont de Nemours & Co.(a)	750,288
2,000	Eagle Materials, Inc.	48,500
3,100	FMC Corp.	133,734
5,600	Greif, Inc. Class A	186,424
20,200	Huntsman Corp.	63,226
7,100	Intrepid Potash, Inc.*	130,995
4,000	Lubrizol Corp.	136,040
800	Martin Marietta Materials, Inc.	63,440
16,800	Monsanto Co.	1,396,080
7,900	Nalco Holding Co.	103,253
13,300	Newmont Mining Corp.	595,308
13,400	Packaging Corp. of America	174,468
5,800	Reliance Steel & Aluminum Co.	152,714
12,500	RPM International, Inc.	159,125
3,200	Sonoco Products Co.	67,136
26,950	Southern Copper Corp.	469,469
6,000	Steel Dynamics, Inc.	52,860
26,300	Temple-Inland, Inc.	141,231
2,400	Terra Industries, Inc.	67,416
2,900	The Mosaic Co.	121,742

		6,042,564

Media — 3.2%
2,800	Central European Media Enterprises Ltd. Class A*	32,088
89,300	Comcast Corp. Class A	1,218,052
22,700	Comcast Corp. Special Class A	292,149
36,700	Hearst-Argyle Television, Inc.	152,672
7,250	Idearc, Inc.*	261
4,200	Liberty Global, Inc. Class A*	61,152
7,550	The McClatchy Co. Class A	3,699
60,700	The Walt Disney Co.(b)	1,102,312
29,889	Time Warner Cable, Inc.	741,254
119,033	Time Warner, Inc.	2,297,341

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
10,200	Virgin Media, Inc.	$48,960

		5,949,940

Pharmaceuticals, Biotechnology & Life Sciences — 12.2%
36,600	Abbott Laboratories	1,745,820
28,300	Amgen, Inc.*	1,401,416
5,900	Amylin Pharmaceuticals, Inc.*	69,325
80,550	Bristol-Myers Squibb Co.	1,765,656
45,600	Celgene Corp.*	2,024,640
35,500	Eli Lilly & Co.	1,186,055
27,000	Gilead Sciences, Inc.*	1,250,640
67,000	Johnson & Johnson(a)	3,524,200
66,650	Merck & Co., Inc.	1,782,888
352,000	Pfizer, Inc.(a)(b)	4,794,240
43,800	Schering-Plough Corp.	1,031,490
800	Vertex Pharmaceuticals, Inc.*	22,984
48,800	Wyeth	2,100,352

		22,699,706

Real Estate — 0.9%
1,500	Alexandria Real Estate Equities, Inc. (REIT)	54,600
4,700	AMB Property Corp. (REIT)	67,680
19,700	Brandywine Realty Trust (REIT)	56,145
4,400	Camden Property Trust (REIT)	94,952
54,300	CBL & Associates Properties, Inc. (REIT)	128,148
2,700	Digital Realty Trust, Inc. (REIT)	89,586
23,800	Douglas Emmett, Inc. (REIT)	175,882
6,900	Duke Realty Corp. (REIT)	37,950
1,300	Essex Property Trust, Inc. (REIT)	74,542
2,800	Federal Realty Investment Trust (REIT)	128,800
8,300	Forest City Enterprises, Inc. Class A	29,880
111,900	General Growth Properties, Inc. (REIT)	79,449
2,500	Hospitality Properties Trust (REIT)	30,000
2,400	Kilroy Realty Corp. (REIT)	41,256
5,200	Liberty Property Trust (REIT)	98,488
2,600	Mack-Cali Realty Corp. (REIT)	51,506
4,300	Regency Centers Corp. (REIT)	114,251
3,600	SL Green Realty Corp. (REIT)	38,880
11,800	Taubman Centers, Inc. (REIT)	201,072
6,600	The Macerich Co. (REIT)	41,316
9,100	UDR, Inc. (REIT)	78,351

		1,712,734

Retailing — 3.3%
33,100	Amazon.com, Inc.*	2,430,864
16,900	AnnTaylor Stores Corp.*	87,880
4,800	Carmax, Inc.*	59,712
11,200	Foot Locker, Inc.	117,376
8,600	Guess?, Inc.	181,288
58,200	Lowe’s Companies, Inc.	1,062,150
9,300	OfficeMax, Inc.	29,016
9,600	Penske Auto Group, Inc.	89,568
21,400	Target Corp.	735,946
47,400	The Home Depot, Inc.	1,116,744
6,900	Urban Outfitters, Inc.*	112,953

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
14,700	Williams-Sonoma, Inc.	$148,176

		6,171,673

Semiconductors & Semiconductor Equipment — 2.0%
2,900	Cree, Inc.*	68,237
4,200	Cypress Semiconductor Corp.*	28,434
66,400	Fairchild Semiconductor International, Inc.*	247,672
11,300	Integrated Device Technology, Inc.*	51,415
180,550	Intel Corp.	2,717,278
6,600	International Rectifier Corp.*	89,166
6,900	Intersil Corp. Class A	79,350
6,300	Lam Research Corp.*	143,451
16,100	Marvell Technology Group Ltd.*	147,476
13,400	ON Semiconductor Corp.*	52,260
3,900	Rambus, Inc.*	36,894
3,200	Varian Semiconductor Equipment Associates, Inc.*	69,312

		3,730,945

Software & Services — 6.4%
2,500	Alliance Data Systems Corp.*	92,375
16,500	Cadence Design Systems, Inc.*	69,300
5,630	Google, Inc. Class A*	1,959,578
385,850	Microsoft Corp.(a)	7,088,064
120,200	Oracle Corp.*	2,172,014
2,700	Sohu.com, Inc.*	111,537
200	VeriFone Holdings, Inc.*	1,360
6,400	Visa, Inc. Class A	355,840
4,600	VMware, Inc. Class A*	108,652
1,200	WebMD Health Corp. Class A*	26,760

		11,985,480

Technology Hardware & Equipment — 8.9%
7,300	ADC Telecommunications, Inc.*	32,047
20,850	Apple, Inc.*(a)(b)	2,191,752
2,400	Avnet, Inc.*	42,024
156,400	Cisco Systems, Inc.*	2,622,828
4,500	CommScope, Inc.*	51,120
29,400	Flextronics International Ltd.*	84,966
68,100	Hewlett-Packard Co.	2,183,286
73,750	International Business Machines Corp.(a)	7,145,638
21,100	Molex, Inc. Class A	266,704
48,450	QUALCOMM, Inc.(a)	1,885,189
11,500	Seagate Technology	69,115
2,500	Western Digital Corp.*	48,350

		16,623,019

Telecommunication Services — 3.7%
143,428	AT&T, Inc.(a)(b)	3,614,386
9,700	Clearwire Corp. Class A*	49,955
4,700	Crown Castle International Corp.*	95,927
1,900	Leap Wireless International, Inc.*	66,253
102,600	Level 3 Communications, Inc.*	94,392
2,300	MetroPCS Communications, Inc.*	39,284
1,100	Millicom International Cellular SA	40,744
4,000	NII Holdings, Inc.*	60,000
5,600	SBA Communications Corp. Class A*	130,480
1,900	Telephone & Data Systems, Inc.	50,369

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
89,800	Verizon Communications, Inc.	$2,711,960

		6,953,750

Transportation — 1.8%
1,400	Alexander & Baldwin, Inc.	26,642
59,600	AMR Corp.*	190,124
2,500	Con-way, Inc.	44,825
5,000	Copa Holdings SA Class A	143,350
7,100	Delta Air Lines, Inc.*	39,973
6,400	Hertz Global Holdings, Inc.*	25,152
25,100	J.B. Hunt Transport Services, Inc.	605,161
23,200	Kansas City Southern*	294,872
1,500	Kirby Corp.*	39,960
16,300	Union Pacific Corp.	670,093
26,650	United Parcel Service, Inc. Class B	1,311,713

		3,391,865

Utilities — 3.4%
7,000	AGL Resources, Inc.	185,710
9,800	Alliant Energy Corp.	241,962
10,400	American Water Works Co., Inc.	200,096
6,900	Aqua America, Inc.	138,000
5,400	Calpine Corp.*	36,774
1,900	DPL, Inc.	42,826
60,950	Duke Energy Corp.	872,804
15,700	Energen Corp.	457,341
26,400	Exelon Corp.	1,198,296
25,000	Great Plains Energy, Inc.	336,750
6,200	Hawaiian Electric Industries, Inc.	85,188
2,700	MDU Resources Group, Inc.	43,578
2,900	Mirant Corp.*	33,060
2,500	National Fuel Gas Co.	76,675
4,600	NRG Energy, Inc.*	80,960
7,400	NSTAR	235,912
29,000	NV Energy, Inc.	272,310
13,500	OGE Energy Corp.	321,570
11,200	Oneok, Inc.	253,456
10,000	Reliant Energy, Inc.*	31,900
31,200	Southern Co.	955,344
9,400	Vectren Corp.	198,246

		6,298,758

TOTAL COMMON STOCKS		$183,187,987

Shares	Rate	Value
Investment Company(c) — 2.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
5,271,729	0.482%	$5,271,729

TOTAL INVESTMENTS — 100.9%		$188,459,716

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,719,483)

NET ASSETS — 100.0%		$186,740,233

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is held as collateral for call options written.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S & P 500 E-mini	90	June 2009	$3,576,600	$97,424

WRITTEN OPTIONS — For the period ended March 31, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	305	$1,799,195

Contracts written	463	1,689,487
Contracts expired	(305)	(1,799,195)

Contracts Outstanding March 31, 2009	463	$1,689,487

At March 31, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index (Premiums Received $1,689,487)	463	$825	June 2009	$(2,037,200)

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$241,022,061

Gross unrealized gain	2,910,640
Gross unrealized loss	(55,472,985)

Net unrealized security loss	$(52,562,345)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 91.5%
Australia — 6.3%
801	AGL Energy Ltd. (Utilities)	$8,309
1,622	AMP Ltd. (Insurance)	5,295
1,335	Aristocrat Leisure Ltd. (Consumer Services)	3,178
6,226	Australia & New Zealand Banking Group Ltd. (Banks)	68,033
7,345	BHP Billiton Ltd. (Materials)	162,333
45,613	BlueScope Steel Ltd. (Materials)	81,825
4,899	Boral Ltd. (Materials)	12,320
3,816	Brambles Ltd. (Commercial & Professional Services)	12,730
3,811	CFS Retail Property Trust (REIT) (Real Estate)	4,330
5,554	Commonwealth Bank of Australia (Banks)	133,332
3,790	Crown Ltd. (Consumer Services)	16,824
7,311	Foster’s Group Ltd. (Food, Beverage & Tobacco)	25,712
5,355	Incitec Pivot Ltd. (Materials)	7,935
578	Lion Nathan Ltd. (Food, Beverage & Tobacco)	3,238
7,370	Macquarie Airports (Transportation)	9,304
253	Macquarie Group Ltd. (Diversified Financials)	4,764
6,988	National Australia Bank Ltd. (Banks)	97,548
46,076	OneSteel Ltd. (Materials)	72,398
21,467	Qantas Airways Ltd. (Transportation)(a)	25,939
3,535	QBE Insurance Group Ltd. (Insurance)	47,422
1,600	Sims Metal Management Ltd. (Materials)	19,004
6,054	Sonic Healthcare Ltd. (Health Care Equipment & Services)	46,633
7,654	Stockland (REIT) (Real Estate)	16,353
1,398	Tabcorp Holdings Ltd. (Consumer Services)	6,314
17,668	Telstra Corp. Ltd. (Telecommunication Services)	39,439
7,489	Wesfarmers Ltd. (Food & Staples Retailing)	98,269
1,823	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	24,089
8,243	Westfield Group (REIT) (Real Estate)	57,140
11,197	Westpac Banking Corp. (Banks)	147,857
1,347	Woodside Petroleum Ltd. (Energy)	35,879
4,003	WorleyParsons Ltd. (Energy)	50,447

		1,344,193

Belgium — 0.7%
673	Delhaize Group (Food & Staples Retailing)	43,674
3,827	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	112,742

		156,416

Bermuda — 0.4%
1,900	Frontline Ltd. (Energy)	33,775
5,800	Seadrill Ltd. (Energy)	56,065

		89,840

Shares	Description	Value
Common Stocks — (continued)
China — 0.0%
4,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	$1,694

Denmark — 0.5%
10	A.P. Moller — Maersk A/S Class B (Transportation)	43,943
2,000	Danisco A/S (Food, Beverage & Tobacco)	59,931

		103,874

Finland — 0.7%
3,012	Elisa Communications Oyj Class A (Telecommunication Services)	43,904
4,942	Kesko Oyj Class B (Food & Staples Retailing)	102,527

		146,431

France — 8.4%
998	Accor SA (Consumer Services)	34,734
722	Alstom SA (Capital Goods)	37,440
8,857	AXA SA (Insurance)	106,306
1,148	BNP Paribas (Banks)	47,363
779	Cap Gemini SA (Software & Services)	25,036
495	Christian Dior SA (Consumer Durables & Apparel)	27,114
4,008	GDF Suez (Utilities)	137,453
2,572	Safran SA (Capital Goods)	23,943
8,631	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	484,382
1,587	Schneider Electric SA (Capital Goods)	105,546
176	Societe BIC SA (Commercial & Professional Services)	8,648
9,240	Total SA (Energy)(a)	456,912
192	Unibail-Rodamco (REIT) (Real Estate)	27,169
9,207	Vivendi (Media)(a)	243,515
759	Zodiac SA (Capital Goods)	19,232

		1,784,793

Germany — 7.4%
2,308	Adidas AG (Consumer Durables & Apparel)	76,601
2,350	Allianz SE (Registered) (Insurance)	196,701
7,077	BASF SE (Materials)	213,875
1,335	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	63,782
5,307	Daimler AG (Registered) (Automobiles & Components)(a)	133,712
2,142	Deutsche Bank AG (Registered) (Diversified Financials)	85,800
1,043	Deutsche Boerse AG (Diversified Financials)	62,576
12,472	Deutsche Lufthansa AG (Registered) (Transportation)	135,117
5,280	E.ON AG (Utilities)	146,436
397	Fresenius SE Preference Shares (Health Care Equipment & Services)	18,161
3,160	GEA Group AG (Capital Goods)	33,637
490	Henkel AG & Co. KGaA (Household & Personal Products)	12,361

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
858	Hochtief AG (Capital Goods)	$32,324
416	K+S AG (Materials)	19,231
514	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	62,588
726	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	34,012
613	SAP AG (Software & Services)	21,435
5,649	Suedzucker AG (Food, Beverage & Tobacco)	108,972
4,393	ThyssenKrupp AG (Materials)	76,642
153	Volkswagen AG (Automobiles & Components)	46,984

		1,580,947

Greece — 0.8%
45,280	Marfin Investment Group SA (Diversified Financials)*	164,077

Hong Kong — 2.1%
400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,401
19,500	BOC Hong Kong (Holdings) Ltd. (Banks)	19,972
3,000	Cathay Pacific Airways Ltd. (Transportation)	2,976
5,000	Cheung Kong Holdings Ltd. (Real Estate)	43,094
1,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	4,001
6,500	CLP Holdings Ltd. (Utilities)	44,662
3,300	Esprit Holdings Ltd. (Retailing)	16,838
3,000	Genting International PLC (Consumer Services)*	1,036
1,000	Hang Lung Group Ltd. (Real Estate)	3,046
8,000	Hang Lung Properties Ltd. (Real Estate)	18,820
2,600	Hang Seng Bank Ltd. (Banks)	26,239
3,000	Henderson Land Development Co. Ltd. (Real Estate)	11,440
9,000	Hong Kong & China Gas Co. Ltd. (Utilities)	14,187
3,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	30,200
4,000	HongKong Electric Holdings (Utilities)	23,765
100	Hopewell Highway Infrastructure Ltd. (Transportation)	56
1,000	Hopewell Holdings (Real Estate)	2,634
6,000	Hutchison Telecommunications International Ltd. (Telecommunication Services)	1,877
7,000	Hutchison Whampoa Ltd. (Capital Goods)	34,363
1,000	Hysan Development Co. Ltd. (Real Estate)	1,692
2,000	Kerry Properties Ltd. (Real Estate)	4,820
500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	1,028

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
6,000	Li & Fung Ltd. (Retailing)	$14,066
5,000	MTR Corp. (Transportation)	12,016
10,000	New World Development Ltd. (Real Estate)	9,982
5,000	Noble Group Ltd. (Capital Goods)	3,914
500	Orient Overseas International Ltd. (Transportation)	1,243
7,000	Pacific Basin Shipping Ltd. (Transportation)	3,191
2,000	Shangri-La Asia Ltd. (Consumer Services)	2,272
6,000	Sino Land Co. (Real Estate)	6,011
5,000	Sun Hung Kai Properties Ltd. (Real Estate)	44,865
3,000	Swire Pacific Ltd. Class A (Real Estate)	20,007
620	The Bank of East Asia Ltd. (Banks)	1,198
5,673	The Link Real Estate Investment Trust (REIT) (Real Estate)	11,248
3,000	The Wharf Holdings Ltd. (Real Estate)	7,470
2,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	4,568

		450,198

Italy — 2.1%
41,289	Enel SpA (Utilities)	197,992
2,992	Exor SpA (Diversified Financials)*	30,172
20,914	Intesa Sanpaolo SpA (Banks)	57,523
61,436	Parmalat SpA (Food, Beverage & Tobacco)	126,483
9,417	Terna Rete Elettrica Nazionale SpA (Utilities)	29,314

		441,484

Japan — 22.6%
280	Acom Co. Ltd. (Diversified Financials)	7,954
1,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	21,140
900	Aeon Co. Ltd. (Food & Staples Retailing)	5,949
400	AEON Credit Service Co. Ltd. (Diversified Financials)	3,662
2,200	Aisin Seiki Co. Ltd. (Automobiles & Components)	35,302
2,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	14,179
17,000	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	58,769
12,000	Amada Co. Ltd. (Capital Goods)	64,114
16,000	Asahi Glass Co. Ltd. (Capital Goods)	84,943
2,000	Asahi Kasei Corp. (Materials)	7,264
200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,189
3,900	Brother Industries Ltd. (Technology Hardware & Equipment)	28,911
5,800	Canon, Inc. (Technology Hardware & Equipment)(a)	169,080
2,100	Chubu Electric Power Co., Inc. (Utilities)	46,286

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,000	Chuo Mitsui Trust Holdings, Inc. (Banks)	$9,332
500	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	8,000
2,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	18,433
3,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	55,483
200	Daito Trust Construction Co. Ltd. (Real Estate)	6,742
2,000	Daiwa House Industry Co. Ltd. (Real Estate)	16,253
4,000	Daiwa Securities Group, Inc. (Diversified Financials)	17,727
15,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials)	27,201
500	East Japan Railway Co. (Transportation)	26,067
2,100	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	61,813
58,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	69,133
23	Fuji Media Holdings, Inc. (Media)	25,852
2,000	Fujitsu Ltd. (Technology Hardware & Equipment)	7,505
7,000	Haseko Corp. (Consumer Durables & Apparel)*	3,303
800	Hikari Tsushin, Inc. (Retailing)	15,230
1,200	Hitachi Construction Machinery Co., Ltd. (Capital Goods)	15,843
1,600	Hokkaido Electric Power Co., Inc. (Utilities)	32,173
1,100	Honda Motor Co. Ltd. (Automobiles & Components)	26,186
2,900	Hoya Corp. (Technology Hardware & Equipment)	57,714
30,000	Isuzu Motors Ltd. (Automobiles & Components)	36,847
400	Ito En Ltd. (Food, Beverage & Tobacco)	4,911
2	Japan Real Estate Investment Corp. (REIT) (Real Estate)	15,364
12	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	32,078
4,300	JFE Holdings, Inc. (Materials)	94,915
1,000	Kao Corp. (Household & Personal Products)	19,512
11,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	34,574
1	KDDI Corp. (Telecommunication Services)	4,709
3,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	32,049
42,000	Kobe Steel Ltd. (Materials)	54,312
5,900	Komatsu Ltd. (Capital Goods)	65,294
2,600	Kyushu Electric Power Co., Inc. (Utilities)	58,376

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,400	Lawson, Inc. (Food & Staples Retailing)	$58,156
2,200	Makita Corp. (Consumer Durables & Apparel)	50,244
16,800	Marui Group Co. Ltd. (Retailing)	90,307
4,000	Mitsubishi Chemical Holdings Corp. (Materials)	13,805
2,700	Mitsubishi Corp. (Capital Goods)	35,793
3,000	Mitsubishi Estate Co. Ltd. (Real Estate)	34,033
1,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	4,326
32,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	162,089
7,000	Mitsui & Co. Ltd. (Capital Goods)	71,311
7,000	Mitsui Chemicals, Inc. (Materials)	17,134
4,000	Mitsui Fudosan Co. Ltd. (Real Estate)	43,880
15,000	Mitsui OSK Lines Ltd. (Transportation)	74,234
1,400	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	32,984
600	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	8,764
27,700	Mizuho Financial Group, Inc. (Banks)	54,092
400	Nintendo Co. Ltd. (Software & Services)(a)	117,013
2	Nippon Building Fund, Inc. (REIT) (Real Estate)	17,286
23,000	Nippon Express Co. Ltd. (Transportation)	72,483
10,000	Nippon Oil Corp. (Energy)	49,826
8,000	Nippon Steel Corp. (Materials)	21,606
1,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	38,165
2,000	Nippon Yusen Kabushiki Kaisha (Transportation)	7,726
1,000	Nipponkoa Insurance Co., Ltd.. (Insurance)	5,790
3,500	Nitto Denko Corp. (Materials)	71,622
9,100	Nomura Holdings, Inc. (Diversified Financials)	46,164
54,000	NTN Corp. (Capital Goods)	153,249
104	NTT DoCoMo, Inc. (Telecommunication Services)	141,693
1,000	OJI Paper Co. Ltd. (Materials)	4,097
800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	35,111
5,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	33,098
1,500	Oracle Corp. Japan (Software & Services)	57,005
2,600	Panasonic Corp. (Consumer Durables & Apparel)(a)	28,701
2,000	Panasonic Electric Works Co., Ltd. (Capital Goods)	14,640
300	Promise Co., Ltd.. (Diversified Financials)	4,751
1,700	Resona Holdings, Inc. (Banks)	22,919

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	$36,276
300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,989
100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	4,370
300	Seiko Epson Corp. (Technology Hardware & Equipment)	4,126
2,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	9,989
2,000	Sekisui House Ltd. (Consumer Durables & Apparel)	15,311
1,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	30,908
4,000	Sharp Corp. (Consumer Durables & Apparel)	32,009
5,000	Shinsei Bank Ltd. (Banks)*	5,081
4,000	Shiseido Co. Ltd. (Household & Personal Products)	58,644
3,000	Showa Denko KK (Materials)	3,729
3,000	Sompo Japan Insurance, Inc. (Insurance)	15,725
4	Sony Financial Holdings, Inc. (Insurance)	10,788
700	Stanley Electric Co. Ltd. (Automobiles & Components)	7,871
600	Sumco Corp. (Semiconductors & Semiconductor Equipment)	8,939
4,000	Sumitomo Chemical Co. Ltd. (Materials)	13,752
3,600	Sumitomo Corp. (Capital Goods)	31,282
22,000	Sumitomo Metal Industries Ltd. (Materials)	44,649
2,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	80,986
2,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	22,345
2,000	Suruga Bank Ltd. (Banks)	16,685
550	T&D Holdings, Inc. (Insurance)	13,395
3,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	135,309
2,000	TDK Corp. (Technology Hardware & Equipment)	75,600
1,000	The Bank of Kyoto Ltd. (Banks)	8,493
6,000	The Bank of Yokohama Ltd. (Banks)	25,725
4,000	The Chiba Bank Ltd. (Banks)	19,938
1,000	The Gunma Bank Ltd. (Banks)	5,441
1,000	The Iyo Bank Ltd. (Banks)	10,142
4,000	The Joyo Bank Ltd. (Banks)	18,548
2,900	The Kansai Electric Power Co., Inc. (Utilities)	63,024
3,000	The Shizuoka Bank Ltd. (Banks)	27,205
7,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	27,103
2,000	The Tokyo Electric Power Co., Inc. (Utilities)	49,987

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,300	Tohoku Electric Power Co., Inc. (Utilities)	$72,635
2,400	Tokio Marine Holdings, Inc. (Insurance)	59,110
400	Toyoda Gosei Co., Ltd.. (Automobiles & Components)	6,125
14,400	Toyota Motor Corp. (Automobiles & Components)(a)	457,400
870	USS Co. Ltd. (Retailing)	38,152
12	West Japan Railway Co. (Transportation)	38,051
1,100	Yamaha Motor Co. Ltd. (Automobiles & Components)	9,869

		4,830,476

Luxembourg — 0.7%
2,223	ArcelorMittal (Materials)	45,357
934	Millicom International Cellular SA SDR (Telecommunication Services)	34,961
3,010	SES SA FDR (Media)	57,455

		137,773

Netherlands — 3.5%
2,873	Aegon NV (Insurance)	11,137
725	Corio NV (REIT) (Real Estate)	29,984
12,281	European Aeronautic Defence and Space Co. NV (Capital Goods)	142,703
8,037	ING Groep NV CVA (Diversified Financials)	44,038
4,793	Koninklijke DSM NV (Materials)	126,117
3,635	Koninklijke Philips Electronics NV (Capital Goods)	53,806
7,491	Royal Dutch Shell PLC Class A (Energy)	167,117
4,732	Royal Dutch Shell PLC Class B (Energy)	102,944
3,238	Unilever NV CVA (Food, Beverage & Tobacco)	63,792

		741,638

New Zealand — 0.1%
1,177	Contact Energy Ltd. (Utilities)	3,841
3,129	Fletcher Building Ltd. (Materials)	10,707

		14,548

Norway — 0.8%
2,200	Aker Solutions ASA (Energy)	14,206
3,200	DnB NOR ASA (Banks)	14,356
1,300	StatoilHydro ASA (Energy)	22,751
18,800	Telenor ASA (Telecommunication Services)	107,472

		158,785

Portugal — 1.9%
35,989	Energias de Portugal SA (Utilities)	124,761
5,248	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	25,837
33,812	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	261,196

		411,794

Singapore — 1.0%
9,000	CapitaLand Ltd. (Real Estate)	13,800

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
3,000	CapitaMall Trust (REIT) (Real Estate)	$2,613
4,000	City Developments Ltd. (Real Estate)	13,464
3,000	ComfortDelgro Corp. Ltd. (Transportation)	2,687
4,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	2,160
5,000	DBS Group Holdings Ltd. (Banks)	27,875
2,000	Fraser and Neave Ltd. (Capital Goods)	3,332
11,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	2,074
5,000	Keppel Corp. Ltd. (Capital Goods)	16,519
1,000	Neptune Orient Lines Ltd. (Transportation)	777
4,000	Olam International Ltd. (Food & Staples Retailing)	3,853
5,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	15,940
2,000	Parkway Holdings Ltd. (Health Care Equipment & Services)	1,528
2,000	SembCorp Industries Ltd. (Capital Goods)	3,102
3,000	SembCorp Marine Ltd. (Capital Goods)	3,572
2,000	Singapore Airlines Ltd. (Transportation)	13,190
3,000	Singapore Exchange Ltd. (Diversified Financials)	10,080
5,000	Singapore Press Holdings Ltd. (Media)	8,320
3,000	Singapore Technologies Engineering Ltd. (Capital Goods)	4,860
17,000	Singapore Telecommunications Ltd. (Telecommunication Services)	28,337
5,000	United Overseas Bank Ltd. (Banks)	32,071
4,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	8,370

		218,524

Spain — 4.2%
38,238	Banco Bilbao Vizcaya Argentaria SA (Banks)	310,369
10,139	Banco Popular Espanol SA (Banks)	64,182
39,243	Banco Santander SA (Banks)	270,572
4,051	EDP Renovaveis SA (Utilities)*	33,088
4,069	Repsol YPF SA (Energy)	70,210
7,811	Telefonica SA (Telecommunication Services)	155,762

		904,183

Sweden — 3.3%
17,016	Alfa Laval AB (Capital Goods)	128,702
2,064	Electrolux AB (Consumer Durables & Apparel)	16,154
22,258	Nordea Bank AB (Banks)	110,750
2,400	Skandinaviska Enskilda Banken AB Class A (Banks)	7,537
5,002	Skanska AB Class B (Capital Goods)	43,175
499	Svenska Handelsbanken AB Class A (Banks)	7,051
36,624	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	296,112

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
21,397	TeliaSonera AB (Telecommunication Services)*	$102,913

		712,394

Switzerland — 6.5%
14,675	ABB Ltd. (Registered) (Capital Goods)*	204,669
953	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	43,491
1,668	Baloise Holding AG (Registered) (Insurance)	106,606
168	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	16,599
13,349	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	450,987
7,631	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	288,708
718	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	98,546
356	Syngenta AG (Registered) (Materials)	71,561
568	Synthes, Inc. (Health Care Equipment & Services)	63,275
5,104	UBS AG (Registered) (Diversified Financials)*	47,851

		1,392,293

United Kingdom — 17.5%
3,620	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	128,202
6,992	Aviva PLC (Insurance)	21,682
33,032	Barclays PLC (Banks)	70,131
10,702	BHP Billiton PLC (Materials)	211,104
20,004	BP PLC ADR (Energy)(b)	802,160
7,574	British American Tobacco PLC (Food, Beverage & Tobacco)(a)	174,970
1,998	British Land Co. PLC (REIT) (Real Estate)	10,324
59,822	BT Group PLC (Telecommunication Services)	66,741
464	Capita Group PLC (Commercial & Professional Services)	4,513
10,458	Diageo PLC (Food, Beverage & Tobacco)	116,783
7,028	Firstgroup PLC (Transportation)	26,961
9,580	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	297,651
3,069	Hammerson PLC (REIT) (Real Estate)	11,197
11,260	Hays PLC (Commercial & Professional Services)	11,750
36,416	HSBC Holdings PLC (Banks)	202,749
2,697	ICAP PLC (Diversified Financials)	11,745
19,618	IMI PLC (Capital Goods)	76,286
1,614	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	36,248
5,945	Investec PLC (Diversified Financials)	24,892

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
30,560	Ladbrokes PLC (Consumer Services)	$80,227
2,243	Land Securities Group PLC (REIT) (Real Estate)	14,055
32,515	Lloyds Banking Group PLC (Banks)	32,920
10,572	Logica PLC (Software & Services)	9,638
9,180	Marks & Spencer Group PLC (Retailing)	38,920
3,153	National Grid PLC (Utilities)	24,217
26,476	Prudential PLC (Insurance)	128,354
24,181	Rexam PLC (Materials)	93,443
3,828	Rio Tinto PLC (Materials)	128,537
2,091	Severn Trent PLC (Utilities)	29,675
10,289	Standard Chartered PLC (Banks)	127,762
28,939	Tate & Lyle PLC (Food, Beverage & Tobacco)	107,947
4,556	Tesco PLC (Food & Staples Retailing)	21,767
4,476	Thomson Reuters PLC (Media)	99,949
46,920	Tomkins PLC (Capital Goods)	81,410
5,363	Unilever PLC (Food, Beverage & Tobacco)(a)	101,413
18,549	United Utilities Group PLC (Utilities)	128,572
10,658	Vodafone Group PLC ADR (Telecommunication Services)(b)	185,662

		3,740,557

TOTAL COMMON STOCKS		$19,526,912

TOTAL INVESTMENTS — 91.5%		$19,526,912

OTHER ASSETS IN EXCESS OF LIABILITIES — 8.5%		1,812,173

NET ASSETS — 100.0%		$21,339,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or a portion of security is held as collateral for call options written.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	15	June 2009	$397,185	$(12,804)
FTSE 100 Index	4	June 2009	222,976	(28)
TSE TOPIX Index	2	June 2009	156,993	(5,153)

TOTAL				$(17,985)

WRITTEN OPTIONS — For the period ended March 31, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	39	$142,738

Contracts written	97	207,105
Contracts expired	(39)	(142,738)
Contracts bought to close	—	—

Contracts Outstanding March 31, 2009	97	$207,105

At March 31, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	66	EUR 2,100	June 2009	$(87,688)
FTSE 100 Index	16	GBP 3,900	June 2009	(57,164)
Nikkei-225 Stock Average	15	JPY 7,500	June 2009	(152,269)

Total (Premiums Received $207,105)	97			$(297,121)

Currency Legend:
EUR	— Euro Currency
GBP	— British Pound
JPY	— Japanese Yen

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$24,880,561

Gross unrealized gain	230,840
Gross unrealized loss	(5,584,489)

Net unrealized security loss	$(5,353,649)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 94.4%
Automobiles & Components — 0.0%
4,656	Autoliv, Inc.	$86,462

Banks — 1.9%
4,809	Comerica, Inc.	88,053
14,845	CVB Financial Corp.(a)	98,422
5,406	East West Bancorp, Inc.(a)	24,705
10,295	First Financial Northwest, Inc.	85,860
30,102	International Bancshares Corp.(a)	234,796
2,191	M&T Bank Corp.(a)	99,121
8,339	Pinnacle Financial Partners, Inc.*(a)	197,718
132,850	Regions Financial Corp.(a)	565,941
30,946	Susquehanna Bancshares, Inc.(a)	288,726
21,390	TFS Financial Corp.(a)	259,461
3,229	Trustmark Corp.(a)	59,349
79,804	Wells Fargo & Co.	1,136,409

		3,138,561

Capital Goods — 5.7%
28,710	AGCO Corp.*(a)	562,716
22,361	Cooper Industries Ltd. Class A	578,256
5,007	Dover Corp.	132,085
8,600	EMCOR Group, Inc.*	147,662
3,354	Encore Wire Corp.	71,876
261,292	General Electric Co.	2,641,662
5,175	Graco, Inc.(a)	88,337
37,311	Illinois Tool Works, Inc.	1,151,044
1	John Bean Technologies Corp.	10
23,098	Lockheed Martin Corp.	1,594,455
24,900	Raytheon Co.	969,606
3,043	SunPower Corp. Class B*	60,251
6,334	The Boeing Co.	225,364
3,358	The Shaw Group, Inc.*	92,043
8,895	Thomas & Betts Corp.*	222,553
23,005	Toro Co.(a)	556,261
2,114	URS Corp.*	85,427
4,532	W.W. Grainger, Inc.	318,056
7,800	Woodward Governor Co.	87,204

		9,584,868

Commercial & Professional Services — 0.7%
12,311	HNI Corp.(a)	128,034
20,151	Manpower, Inc.	635,361
52,007	MPS Group, Inc.*	309,442
17,502	Volt Information Sciences, Inc.*	116,388

		1,189,225

Consumer Durables & Apparel — 0.8%
38,492	Carter’s, Inc.*	724,034
17,836	Fortune Brands, Inc.	437,874
7,301	Harman International Industries, Inc.(a)	98,783

		1,260,691

Consumer Services — 4.0%
25,617	Apollo Group, Inc. Class A*	2,006,579
1,880	Career Education Corp.*	45,045
6,261	ITT Educational Services, Inc.*	760,211
3,847	Jack in the Box, Inc.*	89,597
11,363	McDonald’s Corp.	620,079
17,586	Panera Bread Co. Class A*(a)	983,057

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
78,456	Yum! Brands, Inc.	$2,155,971

		6,660,539

Diversified Financials — 5.9%
173,601	Bank of America Corp.	1,183,959
417	BlackRock, Inc.(a)	54,227
54,145	Capital One Financial Corp.	662,735
7,411	CME Group, Inc.	1,825,996
19,285	Franklin Resources, Inc.	1,038,883
85,373	JPMorgan Chase & Co.	2,269,214
14,749	Knight Capital Group, Inc. Class A*	217,400
12,000	Moody’s Corp.(a)	275,040
9,323	Morgan Stanley	212,285
19,172	Riskmetrics Group, Inc.*	273,968
60,691	T. Rowe Price Group, Inc.(a)	1,751,542
5,003	TD Ameritrade Holding Corp.*	69,091

		9,834,340

Energy — 12.6%
4,202	Alon USA Energy, Inc.	57,567
3,357	Apache Corp.	215,150
10,041	CARBO Ceramics, Inc.(a)	285,566
25,600	Chevron Corp.	1,721,344
2,380	Cimarex Energy Co.	43,744
42,158	ConocoPhillips	1,650,907
2,186	Diamond Offshore Drilling, Inc.	137,412
12,578	EXCO Resources, Inc.*	125,780
2,294	Exterran Holdings, Inc.*	36,750
132,300	Exxon Mobil Corp.	9,009,630
12,336	Halliburton Co.	190,838
10,030	Noble Corp.	241,623
32,800	Occidental Petroleum Corp.	1,825,320
18,962	Southwestern Energy Co.*	562,982
21,952	Sunoco, Inc.	581,289
76,387	Tesoro Corp.(a)	1,028,933
1,056	Tidewater, Inc.	39,209
14,201	Transocean Ltd.*	835,587
88,851	Valero Energy Corp.	1,590,433
9,567	W&T Offshore, Inc.(a)	58,837
41,508	Western Refining, Inc.(a)	495,606
7,755	World Fuel Services Corp.(a)	245,291

		20,979,798

Food & Staples Retailing — 1.5%
19,300	BJ’s Wholesale Club, Inc.*(a)	617,407
1,984	Costco Wholesale Corp.	91,899
6,685	Nash Finch Co.	187,782
9,500	Spartan Stores, Inc.	146,395
20,988	SUPERVALU, Inc.	299,708
11,300	Wal-Mart Stores, Inc.	588,730
13,398	Whole Foods Market, Inc.(a)	225,086
35,707	Winn-Dixie Stores, Inc.*	341,359

		2,498,366

Food, Beverage & Tobacco — 7.5%
33,590	Archer-Daniels-Midland Co.	933,130
19,501	Bunge Ltd.(a)	1,104,732
9,523	Dean Foods Co.*	172,176
10,146	Del Monte Foods Co.	73,964

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
26,497	Hansen Natural Corp.*	$953,892
15,924	J&J Snack Foods Corp.	550,811
4,107	Lancaster Colony Corp.	170,358
2,033	Lance, Inc.	42,327
55,805	Lorillard, Inc.	3,445,401
11,374	Pepsi Bottling Group, Inc.	251,820
11,448	PepsiAmericas, Inc.(a)	197,478
36,459	PepsiCo, Inc.	1,876,909
23,131	Philip Morris International, Inc.	823,001
13,248	Sanderson Farms, Inc.	497,463
31,498	Smithfield Foods, Inc.*(a)	297,971
17,938	The Hershey Co.	623,346
4,784	TreeHouse Foods, Inc.*	137,731
41,810	Tyson Foods, Inc. Class A	392,596

		12,545,106

Health Care Equipment & Services — 3.3%
8,400	AmerisourceBergen Corp.	274,344
2,903	Beckman Coulter, Inc.	148,082
9,990	Computer Programs & Systems, Inc.(a)	332,367
2,833	Edwards Lifesciences Corp.*	171,765
5,480	McKesson Corp.	192,019
52,823	Medco Health Solutions, Inc.*(a)	2,183,703
30,623	Medtronic, Inc.	902,460
31,095	PharMerica Corp.*(a)	517,421
40,830	UnitedHealth Group, Inc.	854,572

		5,576,733

Household & Personal Products — 0.9%
3,837	Alberto-Culver Co.	86,755
79,977	Central Garden and Pet Co. Class A*	601,427
7,400	Colgate-Palmolive Co.	436,452
9,701	Prestige Brands Holdings, Inc.*	50,251
8,120	The Procter & Gamble Co.	382,371

		1,557,256

Insurance — 1.9%
763	Alleghany Corp.*(a)	206,632
67,698	Assured Guaranty Ltd.(a)	458,315
7,900	Endurance Specialty Holdings Ltd.	197,026
12,280	Fidelity National Financial, Inc. Class A	239,583
9,854	HCC Insurance Holdings, Inc.	248,222
41,676	Loews Corp.	921,040
2,798	Protective Life Corp.	14,689
6,498	RLI Corp.	326,200
13,754	Selective Insurance Group, Inc.	167,249
6,591	Stewart Information Services Corp.	128,525
3,476	Tower Group, Inc.	85,614
6,980	Unitrin, Inc.	97,580
10,840	Unum Corp.	135,500

		3,226,175

Materials — 2.3%
12,343	Ball Corp.	535,686
3,200	CF Industries Holdings, Inc.	227,616
10,698	Compass Minerals International, Inc.	603,046
11,330	Monsanto Co.	941,523
4,824	Newmont Mining Corp.	215,922
1,518	Royal Gold, Inc.(a)	70,982

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
4,395	Sigma-Aldrich Corp.	$166,087
39,013	Southern Copper Corp.(a)	679,606
2,491	The Scotts Miracle-Gro Co. Class A(a)	86,438
26,382	Westlake Chemical Corp.(a)	385,969

		3,912,875

Media — 2.0%
128,969	Comcast Corp. Class A	1,759,137
3,417	Interactive Data Corp.	84,947
2,823	John Wiley & Sons, Inc. Class A	84,069
11,767	Liberty Global, Inc. Series C*	166,268
27,732	Marvel Entertainment, Inc.*	736,284
15,942	News Corp. Class B	122,753
4,052	Omnicom Group, Inc.	94,817
11,763	The McGraw-Hill Companies, Inc.	269,020

		3,317,295

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
31,399	Abbott Laboratories	1,497,732
47,900	Alkermes, Inc.*	581,027
11,600	Amgen, Inc.*	574,432
24,638	Bristol-Myers Squibb Co.	540,065
71,738	Eli Lilly & Co.	2,396,767
23,396	Emergent Biosolutions, Inc.*	316,080
15,970	Forest Laboratories, Inc.*	350,701
77,679	Gilead Sciences, Inc.*(a)	3,598,091
45,758	Johnson & Johnson(a)	2,406,871
13,148	Life Technologies Corp.*	427,047
65,097	Merck & Co., Inc.	1,741,345
20,760	Mylan, Inc.*(a)	278,392
11,355	Pfizer, Inc.	154,655
23,471	Salix Pharmaceuticals Ltd.*	222,974
91,393	Schering-Plough Corp.	2,152,305
25,650	Thermo Fisher Scientific, Inc.*	914,936
18,922	Wyeth	814,403

		18,967,823

Real Estate Investment Trust — 2.2%
2,134	Digital Realty Trust, Inc.(a)	70,806
10,520	Franklin Street Properties Corp.(a)	129,396
38,027	Regency Centers Corp.(a)	1,010,377
59,996	Simon Property Group, Inc.	2,078,262
9,731	Vornado Realty Trust(a)	323,471

		3,612,312

Retailing — 3.5%
6,347	Advance Auto Parts, Inc.	260,735
8,139	Amazon.com, Inc.*(a)	597,728
24,087	Build-A-Bear Workshop, Inc.*(a)	146,208
6,253	Dollar Tree, Inc.*	278,571
12,512	Family Dollar Stores, Inc.	417,525
21,641	Foot Locker, Inc.	226,798
16,523	Group 1 Automotive, Inc.	230,826
57,162	HOT Topic, Inc.*(a)	639,643
8,853	Netflix, Inc.*	379,971
4,096	Overstock.com, Inc.*	37,478
52,154	PetSmart, Inc.	1,093,148
18,396	Ross Stores, Inc.	660,048

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
70,484	Stage Stores, Inc.	$710,479
5,381	The Cato Corp. Class A	98,365

		5,777,523

Semiconductors & Semiconductor Equipment — 2.3%
8,901	Atmel Corp.*	32,311
54,988	Broadcom Corp. Class A*	1,098,660
94,484	Intel Corp.	1,421,984
99,026	Marvell Technology Group Ltd.*	907,078
29,595	Silicon Image, Inc.*	71,028
17,839	Texas Instruments, Inc.	294,522

		3,825,583

Software & Services — 7.7%
111,418	Accenture Ltd. Class A	3,062,881
53,498	Acxiom Corp.	395,885
15,258	ArcSight, Inc.*	194,845
40,645	Ciber, Inc.*	110,961
49,766	Commvault Systems, Inc.*(a)	545,933
6,890	Google, Inc. Class A*	2,398,133
210,314	Microsoft Corp.(a)	3,863,468
1,695	NeuStar, Inc. Class A*	28,391
44,385	Oracle Corp.*	802,037
5,745	Sohu.com, Inc.*(a)	237,326
14,350	Symantec Corp.*	214,389
12,392	Synopsys, Inc.*	256,886
100,099	TiVo, Inc.*(a)	704,697

		12,815,832

Technology Hardware & Equipment — 6.6%
9,977	Acme Packet, Inc.*	60,560
15,155	Apple, Inc.*	1,593,094
184,249	Cisco Systems, Inc.*	3,089,856
33,685	Dell, Inc.*	319,334
43,534	EMC Corp.*	496,288
72,658	Hewlett-Packard Co.	2,329,415
19,119	International Business Machines Corp.	1,852,440
13,048	NetApp, Inc.*	193,632
19,460	QUALCOMM, Inc.	757,189
3,646	Starent Networks Corp.*	57,643
55,149	Tellabs, Inc.*	252,582

		11,002,033

Telecommunication Services — 4.5%
177,951	AT&T, Inc.(b)	4,484,365
35,210	Embarq Corp.	1,332,699
53,615	Qwest Communications International, Inc.	183,363
371,295	Sprint Nextel Corp.*(a)	1,325,523
2,100	U.S. Cellular Corp.*	70,014
4,479	USA Mobility, Inc.	41,252

		7,437,216

Transportation — 2.3%
34,082	C.H. Robinson Worldwide, Inc.	1,554,480
19,400	Eagle Bulk Shipping, Inc.(a)	82,450
66,127	Expeditors International of Washington, Inc.(a)	1,870,733
24,237	UTi Worldwide, Inc.	289,632

		3,797,295

Shares	Description	Value
Common Stocks — (continued)
Utilities — 2.9%
2,645	Atmos Energy Corp.	$61,152
1,353	CH Energy Group, Inc.	63,456
208,733	Dynegy, Inc. Class A*	294,314
31,900	Edison International	919,039
16,000	Entergy Corp.	1,089,440
9,639	Exelon Corp.	437,514
34,679	Mirant Corp.*	395,341
24,291	New Jersey Resources Corp.	825,408
1,672	Pinnacle West Capital Corp.	44,408
9,271	PNM Resources, Inc.	76,578
6,646	Portland General Electric Co.	116,903
88,524	Reliant Energy, Inc.*	282,392
1,591	South Jersey Industries, Inc.	55,685
6,661	The Laclede Group, Inc.	259,646

		4,921,276

TOTAL COMMON STOCKS		$157,525,183

Closed-End Fund — 0.1%
Diversified Financials — 0.1%
5,507	Kayne Anderson Energy Development Fund	$51,436

Shares	Rate	Value
Investment Company(c) — 4.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,088,040	0.482%	$8,088,040

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$165,664,659

Securities Lending Reinvestment Vehicle(c) — 12.5%
Boston Global Investment Trust — Enhanced Portfolio II
21,123,700	0.584%	$20,849,092

TOTAL INVESTMENTS — 111.8%		$186,513,751

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(19,619,378)

NET ASSETS — 100.0%		$166,894,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Mini Index	13	June 2009	$547,690	$34,377
S & P 500 E-mini	163	June 2009	6,477,620	223,849

TOTAL				$258,226

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$176,843,281

Gross unrealized gain	19,793,576
Gross unrealized loss	(10,123,106)

Net unrealized security gain	$9,670,470

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 96.1%
Australia — 6.8%
9,651	AGL Energy Ltd. (Utilities)	$100,118
23,653	Amcor Ltd. (Materials)	73,155
22,314	Australia & New Zealand Banking Group Ltd. (Banks)	243,832
52,551	BHP Billiton Ltd. (Materials)	1,161,440
15,873	Caltex Australia Ltd. (Energy)	98,618
134,666	CFS Retail Property Trust (REIT) (Real Estate)	153,010
41,944	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	252,769
2,931	Cochlear Ltd. (Health Care Equipment & Services)	102,209
14,884	Commonwealth Bank of Australia (Banks)	357,314
6,539	Computershare Ltd. (Software & Services)	39,871
1,023	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	23,116
143,302	Insurance Australia Group Ltd. (Insurance)	348,037
9,403	Lion Nathan Ltd. (Food, Beverage & Tobacco)	52,685
23,417	Macquarie Airports (Transportation)	29,562
125,763	Metcash Ltd. (Food & Staples Retailing)	354,191
26,376	National Australia Bank Ltd. (Banks)	368,191
38,667	Qantas Airways Ltd. (Transportation)	46,721
5,582	Rio Tinto Ltd. (Materials)	221,691
17,324	Santos Ltd. (Energy)	203,902
24,716	Suncorp-Metway Ltd. (Insurance)	103,224
53,928	Tatts Group Ltd. (Consumer Services)	103,796
13,156	Westfield Group (REIT) (Real Estate)	91,197
23,434	Westpac Banking Corp. (Banks)	309,446
5,181	Woodside Petroleum Ltd. (Energy)	138,001
4,082	Woolworths Ltd. (Food & Staples Retailing)	70,849

		5,046,945

Belgium — 1.2%
2,122	Belgacom SA (Telecommunication Services)	66,501
4,073	Delhaize Group (Food & Staples Retailing)	264,313
19,255	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	567,248

		898,062

Bermuda — 0.2%
14,400	Seadrill Ltd. (Energy)(a)	139,196

China — 0.1%
137,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	58,013

Denmark — 0.3%
22,894	DSV A/S (Transportation)	168,216
1,570	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	75,275

		243,491

Shares	Description	Value
Common Stocks — (continued)
Finland — 1.4%
29,809	Elisa Communications Oyj Class A (Telecommunication Services)(a)	$434,510
23,172	Kesko Oyj Class B (Food & Staples Retailing)(a)	480,728
4,710	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	68,158
5,625	Sampo Oyj Class A (Insurance)	82,943

		1,066,339

France — 9.9%
4,951	Accor SA (Consumer Services)	172,312
3,141	Alstom SA (Capital Goods)	162,880
40,484	AXA SA (Insurance)	485,907
2,011	BNP Paribas (Banks)	82,967
923	Casino Guichard Perrachon SA (Food & Staples Retailing)	60,057
1,451	Christian Dior SA (Consumer Durables & Apparel)	79,481
7,220	Compagne Generale de Geophysique-Veritas (Energy)*	83,582
4,026	Pernod-Ricard SA (Food, Beverage & Tobacco)	224,367
2,395	PPR (Retailing)	153,544
9,993	Safran SA (Capital Goods)	93,027
33,697	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,891,114
3,863	Schneider Electric SA (Capital Goods)	256,915
7,905	SCOR SE (Insurance)	162,444
3,268	Technip SA (Energy)	115,202
44,236	Total SA (Energy)	2,187,443
1,140	Unibail-Rodamco (REIT) (Real Estate)	161,318
40,101	Vivendi (Media)	1,060,629

		7,433,189

Germany — 7.4%
17,616	Adidas AG (Consumer Durables & Apparel)	584,662
6,219	Allianz SE (Registered) (Insurance)	520,546
30,854	BASF SE (Materials)	932,446
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	64,068
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	232,726
43,643	Deutsche Telekom AG (Telecommunication Services)	540,562
33,300	E.ON AG (Utilities)	923,545
1,376	Fresenius SE Preference Shares (Health Care Equipment & Services)	62,946
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	419,788
602	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	73,303
4,034	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	188,987
2,316	Salzgitter AG (Materials)	128,901
3,224	SAP AG (Software & Services)	112,734
23,023	Suedzucker AG (Food, Beverage & Tobacco)(a)	444,128

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
10,492	ThyssenKrupp AG (Materials)	$183,047
464	Volkswagen AG (Automobiles & Components)	142,488

		5,554,877

Greece — 0.6%
114,722	Marfin Investment Group SA (Diversified Financials)*	415,709

Hong Kong — 2.3%
14,000	BOC Hong Kong (Holdings) Ltd. (Banks)	14,339
6,000	Cathay Pacific Airways Ltd. (Transportation)	5,952
11,000	Cheung Kong Holdings Ltd. (Real Estate)	94,807
38,000	CLP Holdings Ltd. (Utilities)	261,100
19,200	Esprit Holdings Ltd. (Retailing)	97,965
103,000	Genting International PLC (Consumer Services)*	35,578
12,300	Hang Seng Bank Ltd. (Banks)	124,132
22,000	Hong Kong & China Gas Co. Ltd. (Utilities)	34,679
8,100	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	76,443
145,000	Hutchison Telecommunications International Ltd. (Telecommunication Services)	45,359
26,000	Hutchison Whampoa Ltd. (Capital Goods)	127,636
72,000	Hysan Development Co. Ltd. (Real Estate)	121,853
11,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	22,616
6,000	Li & Fung Ltd. (Retailing)	14,066
188,000	New World Development Ltd. (Real Estate)	187,667
79,000	Noble Group Ltd. (Capital Goods)	61,837
47,000	NWS Holdings Ltd. (Capital Goods)	63,512
13,000	Orient Overseas International Ltd. (Transportation)	32,333
5,000	Sun Hung Kai Properties Ltd. (Real Estate)	44,865
27,000	Swire Pacific Ltd. Class A (Real Estate)	180,060
1,000	Television Broadcasts Ltd. (Media)	3,199
25,151	The Link Real Estate Investment Trust (REIT) (Real Estate)	49,867
3,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	6,852

		1,706,717

Italy — 2.6%
189,755	Enel SpA (Utilities)	909,925
3,903	Exor SpA (Diversified Financials)*	39,358
14,006	Finmeccanica SpA (Capital Goods)	174,328
99,782	Intesa Sanpaolo SpA (Banks)	274,449
160,586	Parmalat SpA (Food, Beverage & Tobacco)	330,610

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
66,187	Terna Rete Elettrica Nazionale SpA (Utilities)	$206,034

		1,934,704

Japan — 24.0%
12,000	Amada Co. Ltd. (Capital Goods)	64,114
2,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	77,365
13,200	Brother Industries Ltd. (Technology Hardware & Equipment)	97,852
25,700	Canon, Inc. (Technology Hardware & Equipment)	749,202
73,400	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	612,691
6,400	Daito Trust Construction Co. Ltd. (Real Estate)	215,756
22,000	Daiwa House Industry Co. Ltd. (Real Estate)	178,780
6,700	Denso Corp. (Automobiles & Components)	135,443
400	Fast Retailing Co. Ltd. (Retailing)	45,800
67,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	222,992
77,000	Fukuoka Financial Group, Inc. (Banks)	237,071
5,400	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	166,837
31,400	Honda Motor Co. Ltd. (Automobiles & Components)	747,501
1,700	Idemitsu Kosan Co. Ltd. (Energy)	128,423
300	Japan Petroleum Exploration Co. Ltd. (Energy)	12,221
7	Japan Real Estate Investment Corp. (REIT) (Real Estate)	53,775
6,900	JFE Holdings, Inc. (Materials)	152,305
15,000	Kaneka Corp. (Materials)	74,163
70,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	220,015
44,000	Kubota Corp. (Capital Goods)	243,837
6,000	Kyocera Corp. (Technology Hardware & Equipment)	400,495
3,800	Kyushu Electric Power Co., Inc. (Utilities)	85,319
32,000	Matsui Securities Co. Ltd. (Diversified Financials)	210,105
12,900	Mitsubishi Corp. (Capital Goods)	171,012
37,000	Mitsubishi Electric Corp. (Capital Goods)	168,149
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	34,610
16,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	159,285
19,000	Mitsui & Co. Ltd. (Capital Goods)	193,558
41,000	Mitsui OSK Lines Ltd. (Transportation)	202,907
9,300	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	219,110
262,900	Mizuho Financial Group, Inc. (Banks)(a)	513,381

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
15,500	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	$155,597
15,000	NGK Insulators Ltd. (Capital Goods)	234,609
1,300	Nintendo Co. Ltd. (Software & Services)	380,291
6	Nippon Building Fund, Inc. (REIT) (Real Estate)	51,858
118,000	Nippon Express Co. Ltd. (Transportation)	371,868
68,000	Nippon Mining Holdings, Inc. (Energy)	272,563
8,000	Nippon Oil Corp. (Energy)	39,861
4,700	Nippon Paper Group, Inc. (Materials)	114,428
32,000	Nippon Steel Corp. (Materials)	86,424
25,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	969,384
100,000	Nippon Yusen Kabushiki Kaisha (Transportation)	386,298
156,900	Nissan Motor Co. Ltd. (Automobiles & Components)	567,088
51,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	554,882
19,000	Nisshinbo Industries, Inc. (Consumer Durables & Apparel)	181,097
187	NTT DoCoMo, Inc. (Telecommunication Services)	254,775
4,600	Omron Corp. (Technology Hardware & Equipment)	54,560
800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	35,111
242,000	Osaka Gas Co. Ltd. (Utilities)	757,542
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	65,882
2,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	24,184
3,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	154,884
4,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	128,303
20,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	99,896
43,000	Sekisui House Ltd. (Consumer Durables & Apparel)	329,184
21,000	Sharp Corp. (Consumer Durables & Apparel)	168,046
6,900	Shikoku Electric Power Co., Inc. (Utilities)	184,279
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	108,087
30,000	Sompo Japan Insurance, Inc. (Insurance)	157,246
57,000	Sumitomo Chemical Co. Ltd. (Materials)	195,962
33,700	Sumitomo Corp. (Capital Goods)	292,836
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	33,730
12,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	454,227
74,000	The Bank of Yokohama Ltd. (Banks)	317,276
21,000	The Gunma Bank Ltd. (Banks)	114,268

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
26,000	The Nishi-Nippon City Bank Ltd. (Banks)	$56,949
68,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	263,282
68,000	Toho Gas Co. Ltd. (Utilities)	312,756
15,700	Tokio Marine Holdings, Inc. (Insurance)	386,675
11,000	Tokuyama Corp. (Materials)	70,631
85,000	Tokyo Gas Co. Ltd. (Utilities)	298,195
12,600	Tokyo Steel Manufacturing Co. Ltd. (Materials)	126,996
16,000	Tokyo Tatemono Co. Ltd. (Real Estate)	41,532
20,000	Tokyu Land Corp. (Real Estate)	55,771
4,300	Toyo Seikan Kaisha Ltd. (Materials)	63,472
8,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	165,069
16,200	Toyota Motor Corp. (Automobiles & Components)	514,575
59	West Japan Railway Co. (Transportation)	187,084
5,800	Yamaha Corp. (Consumer Durables & Apparel)	57,054
18,800	Yamaha Motor Co. Ltd. (Automobiles & Components)	168,671
1,400	Yamato Kogyo Co. Ltd. (Materials)	30,228
20,800	Yokogawa Electric Corp. (Technology Hardware & Equipment)	84,481

		17,974,021

Luxembourg — 0.5%
14,720	ArcelorMittal (Materials)	300,342
1,935	Millicom International Cellular SA SDR (Telecommunication Services)	72,429

		372,771

Netherlands — 2.6%
34,597	Aegon NV (Insurance)	134,112
7,403	ASML Holding NV (Semiconductors & Semiconductor Equipment)(a)	130,352
37,851	European Aeronautic Defence and Space Co. NV (Capital Goods)(a)	439,823
10,458	James Hardie Industries NV CDI (Materials)	30,600
1,996	Koninklijke Boskalis Westminster NV (Capital Goods)	40,101
32,880	Koninklijke DSM NV (Materials)(a)	865,159
7,222	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	115,022
15,091	Reed Elsevier NV (Media)	161,486

		1,916,655

Norway — 0.8%
9,000	Aker Solutions ASA (Energy)	58,118
24,400	DnB NOR ASA (Banks)	109,461
12,000	StatoilHydro ASA (Energy)	210,009
39,200	Telenor ASA (Telecommunication Services)	224,091

		601,679

Portugal — 0.8%
84,223	Energias de Portugal SA (Utilities)	291,970

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Portugal — (continued)
43,504	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	$336,066

		628,036

Singapore — 1.0%
37,000	Ascendas Real Estate Investment Trust (REIT) (Real Estate)	29,766
14,000	City Developments Ltd. (Real Estate)	47,124
32,000	ComfortDelgro Corp. Ltd. (Transportation)	28,657
31,000	DBS Group Holdings Ltd. (Banks)	172,823
121,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	22,061
6,000	Jardine Cycle & Carriage Ltd. (Retailing)	46,841
11,000	Keppel Corp. Ltd. (Capital Goods)	36,342
7,000	Neptune Orient Lines Ltd. (Transportation)	5,441
34,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	108,391
9,000	Singapore Airlines Ltd. (Transportation)	59,354
7,000	Singapore Exchange Ltd. (Diversified Financials)	23,521
1,000	Singapore Technologies Engineering Ltd. (Capital Goods)	1,620
76,000	Singapore Telecommunications Ltd. (Telecommunication Services)	126,682
13,000	UOL Group Ltd. (Real Estate)	16,024
18,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	37,664

		762,311

Spain — 4.1%
172,772	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,402,349
117,493	Banco Santander SA (Banks)	810,089
135,727	Iberia Lineas Aereas de Espana SA (Transportation)	284,647
15,840	Repsol YPF SA (Energy)	273,319
14,422	Telefonica SA (Telecommunication Services)	287,593

		3,057,997

Sweden — 2.6%
14,106	Alfa Laval AB (Capital Goods)	106,692
8,717	Skanska AB Class B (Capital Goods)	75,241
21,739	SKF AB Class B (Capital Goods)	188,173
8,823	Svenska Handelsbanken AB Class A (Banks)	124,678
5,582	Swedish Match AB (Food, Beverage & Tobacco)	80,733
82,573	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	667,618
138,955	TeliaSonera AB (Telecommunication Services)(a)	668,332

		1,911,467

Switzerland — 7.4%
46,526	ABB Ltd. (Registered) (Capital Goods)*	648,887
1,130	Baloise Holding AG (Registered) (Insurance)	72,221

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
448	BKW FMB Energie AG (Utilities)	$32,245
23,568	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	367,980
7,415	Credit Suisse Group AG (Registered) (Diversified Financials)	225,772
2,659	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	262,714
68,569	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,316,560
19,316	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	730,793
241	Swisscom AG (Registered) (Telecommunication Services)	67,667
1,597	Syngenta AG (Registered) (Materials)	321,017
3,186	Synthes, Inc. (Health Care Equipment & Services)	354,919
17,100	UBS AG (Registered) (Diversified Financials)*	160,317

		5,561,092

United Kingdom — 19.5%
86,527	BAE Systems PLC (Capital Goods)	414,994
91,928	BG Group PLC (Energy)	1,386,684
62,288	BHP Billiton PLC (Materials)	1,228,671
68,824	BP PLC ADR (Energy)(b)	2,759,842
13,786	BT Group PLC (Telecommunication Services)	15,381
151,838	Cable & Wireless PLC (Telecommunication Services)	303,646
195,607	Centrica PLC (Utilities)	638,526
36,162	Compass Group PLC (Consumer Services)	165,377
25,116	Drax Group PLC (Utilities)	186,047
37,381	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,161,428
34,138	Hammerson PLC (REIT) (Real Estate)	124,553
216,785	HSBC Holdings PLC (Banks)	1,206,967
13,609	Investec PLC (Diversified Financials)	56,982
174,367	J Sainsbury PLC (Food & Staples Retailing)	781,561
92,698	Logica PLC (Software & Services)	84,510
3,246	Reckitt Benckiser Group PLC (Household & Personal Products)	121,789
8,695	Rio Tinto PLC (Materials)	291,962
87,236	RSA Insurance Group PLC (Insurance)	162,675
12,031	Standard Chartered PLC (Banks)	149,393
171,418	Thomas Cook Group PLC (Consumer Services)	590,290
16,844	Thomson Reuters PLC (Media)	376,125
27,308	Tomkins PLC (Capital Goods)	47,381
15,969	TUI Travel PLC (Consumer Services)	52,403
26,007	Vodafone Group PLC ADR (Telecommunication Services)(b)	453,042

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
496,304	WM Morrison Supermarkets PLC (Food & Staples Retailing)	$1,817,061

		14,577,290

TOTAL COMMON STOCKS		$71,860,561

Shares	Rate	Value
Investment Company(c) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,658,292	0.482%	$1,658,292

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$73,518,853

Securities Lending Reinvestment Vehicle(c) — 4.9%
Boston Global Investment Trust — Enhanced Portfolio II
3,709,423	0.584%	$3,661,201

TOTAL INVESTMENTS — 103.2%		$77,180,054

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(2,390,566)

NET ASSETS — 100.0%		$74,789,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	42	June 2009	$1,112,118	$1,976
FTSE 100 Index	9	June 2009	501,695	6,170
MSCI Singapore Index	1	April 2009	26,773	(626)
SPI 200 Index	2	June 2009	123,981	4,477
TSE TOPIX Index	7	June 2009	549,477	29,586

TOTAL				$41,583

TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$76,874,447

Gross unrealized gain	5,277,846
Gross unrealized loss	(4,972,239)

Net unrealized security gain	$ 305,607

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by reputable securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Of Investments — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Fund investments categorized in the fair value hierarchy:

				International Equity Dividend
	U.S. Equity Dividend and Premium			and Premium
	Investments in			Investments
	Securities	Derivatives -	Derivatives -	in Securities		Derivatives -
Level	Long-Assets	Assets(a)	Liabilities(a)	Long-Assets		Liabilities(a)

Level 1	$188,459,716	$97,424	$—	$1,285,473		$(17,985)

Level 2	—	—	(2,037,200)	18,241,439	(b)	(297,121)

Level 3	—	—	—	—		—

Total	$188,459,716	$97,424	$(2,037,200)	$19,526,912		$(315,106)

	Structured Tax-Managed Equity		Structured International Tax-Managed Equity
	Investments in		Investments
	Securities	Derivatives -	in Securities		Derivatives -	Derivatives -
Level	Long-Assets	Assets(a)	Long-Assets		Assets(a)	Liabilities(a)

Level 1	$165,664,659	$258,226	$6,032,604		$42,209	$(626)

Level 2	20,849,092	—	71,147,450	(b)	—	—

Level 3	—	—	—		—	—

Total	$186,513,751	$258,226	$77,180,054		$42,209	$(626)

(a)	Derivatives may include open forward foreign currency contracts, futures contracts, swap contracts and written options.

(b)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent.
     The Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio II is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 29, 2009

* Print the name and title of each signing officer under his or her signature.